Accounts Receivable, net (including related parties) (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net (including related parties)
Schedule of accounts receivable, net

	December 31,	December 31,
	2024	2025

	(in thousands)
Accounts receivable	$236,782	200,866
Accounts receivable from related parties	31	10
Less: Loss allowance	—	—
	$236,813	200,876

Schedule of analysis of expected credit losses

	December 31, 2024
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$235,882	0%	$—
Past due within 30 days	915	0%	—
Past due 31‑60 days	14	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	2	0%	—
Past due over 121 days	—	0%-100%	—
	$236,813		$—

	December 31, 2025
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$200,298	0%	$—
Past due within 30 days	508	0%	—
Past due 31‑60 days	53	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	17	0%-100%	—
	$200,876		$—